PROVISION FOR POST-RETIREMENT HEALTH CARE COSTS	12 Months Ended
Dec. 31, 2012
PROVISION FOR POST-RETIREMENT HEALTH CARE COSTS
15.	PROVISION FOR POST-RETIREMENT HEALTH CARE COSTS

The Group is exposed to obligations for post-retirement health care costs. The Group has certain liabilities to subsidize the contributions payable by certain pensioners and dependants of ex-employees on a pay-as-you-go basis. The Group makes contributions to these schemes on behalf of retired employees. The obligation was actuarially valued at December 31, 2012 and the outstanding contributions will be funded over the lifetime of these pensioners and dependants.

The following table sets forth the funded status and amounts recognized by the Group for post-retirement health care costs:

	December 31, 2012	December 31, 2011
Actuarial present value	2.1	2.1
Plan assets at fair value	—	—

Accumulated benefit obligation in excess of plan assets	2.1	2.1
Prior service costs	—	—
Unrecognized net (gain)/loss	—	—

Post-retirement health care liability	2.1	2.1

The following is a reconciliation of the benefit obligation:

Opening balance	2.1	2.6
Service costs	0.3	0.1
Contributions paid	(0.1)	(0.2)
Translation	(0.2)	(0.4)

Closing balance	2.1	2.1

The obligation has been valued using the projected unit credit funding method on past service liabilities. The valuation assumptions are:
— Health care cost inflation rate	7.50%	8.00%
— Discount rate	8.00%	8.75%
The net periodic benefit cost is explained as follows:
Service costs	0.3	0.1

Net periodic benefit cost	0.3	0.1

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A 100 basis point (1%) change in assumed health care cost trend rates would have affected the aggregate of service and interest cost and consequently, the accumulated post-retirement health care benefit obligation as noted below:

	December 31, 2012	December 31, 2011
	1% increase in health care trend costs would have increased ($m):
— Aggregate service and interest costs	0.03	0.03
— Accumulated post-retirement health care benefit obligation	0.20	0.20

	1% decrease in health care trend costs would have decreased ($m):
— Aggregate service and interest costs	(0.01)	(0.01)
— Accumulated post-retirement health care benefit obligation	(0.20)	(0.20)